JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 39.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.71%, 5/1/2040	415	409
3.85%, 11/1/2048	375	272
3.95%, 8/1/2059	435	309
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (a)	100	109
4.63%, 2/16/2026 (b)	110	120
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	30	32
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	65	67
		1,318
Automobile Components — 0.4%
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (a)	45	48
7.00%, 4/15/2028 (b)	35	36
8.25%, 4/15/2031 (b)	105	107
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (b)	206	216
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	90	85
5.88%, 6/1/2029 (b)	200	194
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	190	183
5.00%, 10/1/2029	110	91
Clarios Global LP 8.50%, 5/15/2027 (b)	260	262
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	115	98
Forvia SE (France)
3.13%, 6/15/2026 (a)	480	501
2.75%, 2/15/2027 (a)	100	102
2.38%, 6/15/2027 (a)	100	100
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	300	274
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	168	128
IHO Verwaltungs GmbH (Germany)
3.88% (Cash), 5/15/2027 (a) (c) (d)	200	206
8.75% (Cash), 5/15/2028 (b) (c)	185	214
Schaeffler AG (Germany) 2.88%, 3/26/2027 (a)	330	346
TI Automotive Finance plc (China) 3.75%, 4/15/2029 (a)	150	144
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (a)	100	102
2.50%, 10/23/2027 (a)	300	298
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	200	206
		3,941
Automobiles — 0.4%
Hyundai Capital America
1.30%, 1/8/2026 (b)	430	392
3.50%, 11/2/2026 (b)	2,180	2,051
6.50%, 1/16/2029 (b)	280	287

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (a)	100	109
4.50%, 1/15/2026 (a)	250	270
Renault SA (France) 2.50%, 6/2/2027 (a)	600	609
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	300	318
		4,036
Banks — 11.9%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (e) (f) (g) (h)	400	409
4.80%, 4/18/2026 (b)	800	772
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (a) (e) (f) (g) (h)	1,700	1,621
AIB Group plc (Ireland)
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (e) (f) (g) (h)	1,900	2,011
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (h)	335	341
Banco Bilbao Vizcaya Argentaria SA (Spain)
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (e) (f) (g) (h)	400	383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	2,200	2,239
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (h)	2,000	1,997
5.15%, 8/18/2025	800	789
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	2,400	2,447
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	1,800	1,879
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (h)	6,020	5,828
(SOFR + 1.29%), 5.08%, 1/20/2027 (h)	525	519
(SOFR + 1.05%), 2.55%, 2/4/2028 (h)	2,485	2,264
(SOFR + 1.63%), 5.20%, 4/25/2029 (h)	440	433
(SOFR + 1.57%), 5.82%, 9/15/2029 (h)	1,225	1,236
(SOFR + 1.22%), 2.30%, 7/21/2032 (h)	399	313
(SOFR + 1.21%), 2.57%, 10/20/2032 (h)	2,700	2,149
(SOFR + 1.84%), 5.87%, 9/15/2034 (h)	1,100	1,104
(SOFR + 1.93%), 2.68%, 6/19/2041 (h)	740	502
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (e) (f) (g) (h)	1,345	1,464
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (e) (f) (g) (h)	1,400	1,474
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (e) (h)	430	366
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (h)	2,100	1,531
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (b)	1,245	1,211
BNP Paribas SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (e) (f) (g) (h)	2,400	2,436
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (h)	2,703	2,690
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (h)	300	268
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (h)	1,060	816
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (h)	2,210	2,277

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain)
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (e) (f) (g) (h)	600	647
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (h)	1,310	1,317
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (f) (g) (h)	550	493
(SOFR + 0.69%), 2.01%, 1/25/2026 (h)	1,595	1,520
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	2,521	2,194
(SOFR + 1.55%), 5.61%, 9/29/2026 (h)	1,557	1,555
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (h)	1,225	1,166
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (h)	3,220	2,994
(SOFR + 3.91%), 4.41%, 3/31/2031 (h)	2,260	2,095
(SOFR + 1.18%), 2.52%, 11/3/2032 (h)	920	728
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (h)	700	737
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (b) (e)	240	201
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (h)	1,225	1,124
(EUR Swap Annual 5 Year + 3.70%), 3.25%, 12/29/2026 (a) (e) (f) (g) (h)	1,000	932
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (e) (f) (g) (h)	600	592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (h)	1,720	1,609
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (h)	302	273
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (h)	710	724
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (b) (h)	439	435
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (h)	1,237	1,240
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (b) (h)	701	642
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (h)	3,000	2,885
(SOFR + 1.54%), 1.65%, 4/18/2026 (h)	300	282
(SOFR + 2.61%), 5.21%, 8/11/2028 (h)	2,565	2,520
(SOFR + 1.73%), 2.01%, 9/22/2028 (h)	2,575	2,245
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (h)	666	605
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	1,794	1,393
(SOFR + 2.39%), 6.25%, 3/9/2034 (h)	720	733
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (e) (f) (g) (h)	1,488	1,346
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (b)	256	259
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g) (h)	862	931
6.63%, 6/20/2033 (b)	3,845	3,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (h)	410	270
KBC Group NV (Belgium)
(EUR Swap Annual 5 Year + 3.59%), 4.25%, 10/24/2025 (a) (e) (f) (g) (h)	2,000	1,946
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (e) (f) (g) (h)	600	670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (h)	440	437
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (h)	1,360	1,363

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (h)	360	358
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	1,256	1,193
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (f) (g) (h)	1,278	980
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (h)	940	948
(SOFR + 0.99%), 1.67%, 6/14/2027 (h)	1,400	1,250
(SOFR + 2.60%), 6.53%, 1/10/2029 (h)	2,100	2,118
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (e) (f) (g) (h)	447	447
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g) (h)	452	344
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (h)	490	384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (h)	593	474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (h)	1,365	1,367
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (h)	1,468	1,459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (h)	1,280	1,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (h)	700	741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (h)	544	498
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g) (h)	2,600	2,040
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (h)	720	648
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (h)	781	869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (h)	1,660	1,341
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	1,420	1,281
(SOFR + 1.51%), 3.53%, 3/24/2028 (h)	1,410	1,322
(SOFR + 1.74%), 5.57%, 7/25/2029 (h)	2,720	2,716
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (h)	2,420	2,022
(SOFR + 1.99%), 5.56%, 7/25/2034 (h)	155	151
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (h)	250	236
		115,063
Beverages — 0.2%
Constellation Brands, Inc. 2.25%, 8/1/2031	1,936	1,558
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	30	26
		1,584
Biotechnology — 0.6%
AbbVie, Inc.
4.05%, 11/21/2039	1,050	902
4.70%, 5/14/2045	417	376
4.25%, 11/21/2049	2,629	2,212
Amgen, Inc. 5.25%, 3/2/2033	680	673
Gilead Sciences, Inc. 5.55%, 10/15/2053	1,000	1,009

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Grifols SA (Spain)
1.63%, 2/15/2025 (a)	100	106
2.25%, 11/15/2027 (a)	360	358
3.88%, 10/15/2028 (b)	130	125
4.75%, 10/15/2028 (b)	200	177
		5,938
Broadline Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	214
ANGI Group LLC 3.88%, 8/15/2028 (b)	175	144
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	155	150
NMG Holding Co., Inc. 7.13%, 4/1/2026 (b)	100	94
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (c)	127	84
9.75%, 10/1/2027 (b)	25	24
		710
Building Products — 0.1%
Emerald Debt Merger Sub LLC
6.38%, 12/15/2030 (b)	143	157
6.63%, 12/15/2030 (b)	155	155
Griffon Corp. 5.75%, 3/1/2028	405	383
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	55	47
Standard Industries, Inc. 4.75%, 1/15/2028 (b)	140	131
Summit Materials LLC 5.25%, 1/15/2029 (b)	30	28
		901
Capital Markets — 3.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	170	137
Deutsche Bank AG (Germany) (SOFR + 2.26%), 3.74%, 1/7/2033 (h)	1,206	923
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (f) (g) (h)	1,118	942
(SOFR + 0.80%), 1.43%, 3/9/2027 (h)	2,330	2,114
(SOFR + 1.11%), 2.64%, 2/24/2028 (h)	1,270	1,157
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	1,660	1,684
(SOFR + 1.28%), 2.62%, 4/22/2032 (h)	3,130	2,522
(SOFR + 1.26%), 2.65%, 10/21/2032 (h)	1,525	1,217
(SOFR + 1.41%), 3.10%, 2/24/2033 (h)	2,540	2,094
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (a)	880	783
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (h)	2,660	2,412
(SOFR + 1.61%), 4.21%, 4/20/2028 (h)	288	277
3.59%, 7/22/2028 (d)	2,210	2,069
(SOFR + 1.73%), 5.12%, 2/1/2029 (h)	4,130	4,065
(SOFR + 1.59%), 5.16%, 4/20/2029 (h)	760	747
(SOFR + 1.63%), 5.45%, 7/20/2029 (h)	2,860	2,849
(SOFR + 1.14%), 2.70%, 1/22/2031 (h)	1,560	1,317
(SOFR + 1.20%), 2.51%, 10/20/2032 (h)	159	126
(SOFR + 1.88%), 5.42%, 7/21/2034 (h)	940	912

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (h)	405	393
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (b)	2,840	2,684
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (e) (f) (g) (h)	365	381
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (e) (f) (g) (h)	375	398
(SOFR + 5.02%), 9.02%, 11/15/2033 (b) (h)	1,455	1,722
		33,925
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (a)	1,180	955
Ashland Services BV 2.00%, 1/30/2028 (a)	100	97
Avient Corp. 7.13%, 8/1/2030 (b)	20	20
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	570	519
CF Industries, Inc.
4.50%, 12/1/2026 (b)	835	807
4.95%, 6/1/2043	1,313	1,113
Chemours Co. (The)
4.00%, 5/15/2026	100	104
5.75%, 11/15/2028 (b)	230	208
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	136	121
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	138	84
INEOS Finance plc (Luxembourg) 2.13%, 11/15/2025 (a)	300	314
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	100	97
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244	209
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (b)	73	66
OCP SA (Morocco) 6.88%, 4/25/2044 (a)	390	353
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	365	311
4.38%, 2/1/2032	115	91
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (f) (g) (h)	200	203
Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	100	107
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	12	10
		5,789
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	580	502
APi Group DE, Inc.
4.13%, 7/15/2029 (b)	60	52
4.75%, 10/15/2029 (b)	27	24
Brink's Co. (The) 4.63%, 10/15/2027 (b)	225	211
Elis SA (France) 2.88%, 2/15/2026 (a)	200	212
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (b)	130	116
4.75%, 6/15/2029 (b)	120	110
Interface, Inc. 5.50%, 12/1/2028 (b)	55	50
Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	164	164
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	100	106
SPIE SA (France) 2.63%, 6/18/2026 (a)	200	209

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	246	264
Verisure Holding AB (Sweden) 3.25%, 2/15/2027 (a)	350	355
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (a)	150	149
5.25%, 2/15/2029 (b)	119	118
		2,642
Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (b)	525	450
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	60	54
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (b)	25	21
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (a)	1,400	1,256
5.88%, 5/13/2041 (a)	500	625
		1,956
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (f) (g) (h)	1,054	984
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	510	489
1.75%, 1/30/2026	1,030	942
2.45%, 10/29/2026	400	364
5.75%, 6/6/2028	750	747
3.30%, 1/30/2032	985	816
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (f) (g) (h)	391	330
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	1,995	1,961
2.88%, 2/15/2025 (b)	890	850
5.50%, 1/15/2026 (b)	270	265
2.13%, 2/21/2026 (b)	100	91
4.25%, 4/15/2026 (b)	610	580
4.38%, 5/1/2026 (b)	460	438
3.25%, 2/15/2027 (b)	255	231
2.75%, 2/21/2028 (b)	95	82
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (f) (g) (h)	975	737
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	200	190
4.39%, 1/8/2026	420	403
4.27%, 1/9/2027	1,048	984
4.95%, 5/28/2027	760	725
3.63%, 6/17/2031	714	593
OneMain Finance Corp.
7.13%, 3/15/2026	60	61
4.00%, 9/15/2030	15	12

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (f) (g) (h)	100	104
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (f) (g) (h)	1,100	1,096
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (a)	1,400	1,281
		14,372
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)	190	183
Bellis Acquisition Co. plc (United Kingdom) 3.25%, 2/16/2026 (a)	200	230
Casino Guichard Perrachon SA (France) 4.50%, 3/7/2024 (a) (i)	200	1
Performance Food Group, Inc. 4.25%, 8/1/2029 (b)	95	85
Rite Aid Corp.
7.50%, 7/1/2025 (b) (j)	50	38
8.00%, 11/15/2026 (b) (j)	140	106
US Foods, Inc. 4.75%, 2/15/2029 (b)	450	417
		1,060
Containers & Packaging — 0.3%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (a) (c) (d)	100	56
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (a)	200	192
4.75%, 7/15/2027 (a)	100	90
5.25%, 8/15/2027 (b)	295	217
Ball Corp. 1.50%, 3/15/2027	180	180
Crown European Holdings SA 3.38%, 5/15/2025 (a)	240	258
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (a)	350	341
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (b)	260	258
OI European Group BV 6.25%, 5/15/2028 (b)	126	141
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	305	302
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	125	114
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	350	204
Silgan Holdings, Inc. 3.25%, 3/15/2025	180	193
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (a)	150	136
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (i)	200	206
		2,888
Distributors — 0.0% ^
Parts Europe SA (France) 6.50%, 7/16/2025 (a)	100	109
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (b)	35	36
		145
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	168	179
Service Corp. International 3.38%, 8/15/2030	60	50
		229
Diversified REITs — 0.1%
VICI Properties LP
3.75%, 2/15/2027 (b)	60	56
4.50%, 1/15/2028 (b)	55	51

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	180	145
2.25%, 4/1/2033	367	271
		523
Diversified Telecommunication Services — 1.0%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027 (a)	221	115
4.00%, 2/15/2028 (a)	200	83
Altice France SA (France)
5.88%, 2/1/2027 (a)	100	91
3.38%, 1/15/2028 (a)	100	80
AT&T, Inc. 3.50%, 9/15/2053	860	573
CCO Holdings LLC
5.13%, 5/1/2027 (b)	2,520	2,398
5.00%, 2/1/2028 (b)	765	717
5.38%, 6/1/2029 (b)	105	97
4.75%, 3/1/2030 (b)	210	184
4.25%, 2/1/2031 (b)	60	50
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (a)	300	322
1.88%, 6/26/2029 (a)	300	289
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (a)	250	263
2.63%, 2/15/2027 (a)	200	204
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (b)	50	47
Iliad Holding SASU (France) 5.63%, 10/15/2028 (b)	344	370
iliad SA (France) 5.38%, 6/14/2027 (a)	200	220
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	300	308
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	200	185
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (a)	175	174
Level 3 Financing, Inc. 4.25%, 7/1/2028 ‡ (b)	50	28
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (b)	100	103
4.00%, 9/18/2027 (a)	200	207
Lumen Technologies, Inc.
5.13%, 12/15/2026 (b)	185	91
4.00%, 2/15/2027 (b)	140	74
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	131	118
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	140	172
Telecom Italia SpA (Italy)
2.88%, 1/28/2026 (a)	200	208
3.63%, 5/25/2026 (a)	200	211
2.38%, 10/12/2027 (a)	450	443
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	601
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	210	194
		9,220

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 3.0%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (b)	935	672
ContourGlobal Power Holdings SA (United Kingdom) 2.75%, 1/1/2026 (a)	200	203
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	118
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44	43
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	540	411
EDP - Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (h)	600	615
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (h)	1,500	1,420
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (f) (g) (h)	100	107
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (f) (g) (h)	300	319
5.70%, 5/23/2028 (b)	245	248
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (f) (g) (h)	200	181
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,550
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (h)	1,058	1,023
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	1,135	1,042
2.25%, 7/12/2031 (b)	316	246
5.00%, 6/15/2032 (b)	580	544
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (f) (g) (h)	1,800	1,758
Entergy Texas, Inc. 1.75%, 3/15/2031	385	300
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	832	766
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (b)	1,540	1,362
4.55%, 4/1/2049 (b)	663	536
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.63%, 1/8/2024 (a) (f) (g) (h)	1,700	1,836
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	1,855	1,581
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	771	624
Metropolitan Edison Co. 5.20%, 4/1/2028 (b)	390	385
MidAmerican Energy Co. 4.25%, 5/1/2046	350	286
NRG Energy, Inc.
3.75%, 6/15/2024 (b)	990	976
3.38%, 2/15/2029 (b)	165	141
5.25%, 6/15/2029 (b)	90	84
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	336
6.15%, 1/15/2033	1,430	1,424
6.40%, 6/15/2033	1,270	1,285
4.60%, 6/15/2043	250	189
PacifiCorp 3.30%, 3/15/2051	493	300
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)	366	269
PG&E Corp. 5.00%, 7/1/2028	250	238
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.32%, 3/30/2067 (h)	661	595
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220	1,141
Series 13-A, 3.90%, 3/15/2043	214	162
3.65%, 2/1/2050	484	342

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co. 3.90%, 4/1/2052	260	197
Vistra Operations Co. LLC
3.55%, 7/15/2024 (b)	688	674
3.70%, 1/30/2027 (b)	1,031	959
4.38%, 5/1/2029 (b)	192	173
4.30%, 7/15/2029 (b)	1,550	1,406
		29,067
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (a)	150	137
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (a)	280	289
Coherent Corp. 5.00%, 12/15/2029 (b)	431	390
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	175	148
		827
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	787	691
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (b)	50	47
Saipem Finance International BV (Italy) 2.63%, 1/7/2025 (a)	100	106
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (b)	45	46
Vallourec SA (France) 8.50%, 6/30/2026 (a)	300	327
		1,217
Entertainment — 0.7%
Banijay Entertainment SASU (France) 7.00%, 5/1/2029 (b)	119	132
Cinemark USA, Inc. 5.88%, 3/15/2026 (b)	150	145
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	70	70
4.75%, 10/15/2027 (b)	150	141
Netflix, Inc.
4.88%, 4/15/2028	808	801
5.38%, 11/15/2029 (b)	1,351	1,360
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	175
3.70%, 4/14/2027	660	629
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	1,372	1,210
5.05%, 3/15/2042	2,100	1,734
WMG Acquisition Corp.
2.75%, 7/15/2028 (a)	100	101
3.00%, 2/15/2031 (b)	40	33
2.25%, 8/15/2031 (b)	110	100
		6,631
Financial Services — 0.4%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)	2,150	2,118
Global Payments, Inc.
2.90%, 5/15/2030	400	341

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
2.90%, 11/15/2031	1,010	830
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (b)	120	111
5.13%, 12/15/2030 (b)	80	69
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	52	54
Nexi SpA (Italy) 1.63%, 4/30/2026 (a)	100	101
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169	155
		3,779
Food Products — 0.4%
Darling Global Finance BV 3.63%, 5/15/2026 (a)	130	138
JBS USA LUX SA
6.75%, 3/15/2034 (b)	1,130	1,136
4.38%, 2/2/2052	397	272
7.25%, 11/15/2053 (b)	880	892
Kraft Heinz Foods Co. 4.88%, 10/1/2049	980	861
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	200	179
Post Holdings, Inc. 5.50%, 12/15/2029 (b)	320	301
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	200	184
		3,963
Gas Utilities — 0.0% ^
UGI International LLC 2.50%, 12/1/2029 (b)	296	269
Ground Transportation — 0.2%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (b)	245	231
Avis Budget Finance plc 7.25%, 7/31/2030 (b)	252	278
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340	240
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (a)	250	258
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (b)	105	103
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	150	132
Loxam SAS (France)
3.25%, 1/14/2025 (a)	200	216
4.50%, 2/15/2027 (b)	171	180
Uber Technologies, Inc. 7.50%, 9/15/2027 (b)	50	51
		1,689
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 3.88%, 7/15/2028 (a)	400	412
Baxter International, Inc. 2.54%, 2/1/2032	1,980	1,587
Medline Borrower LP
3.88%, 4/1/2029 (b)	55	49
5.25%, 10/1/2029 (b)	95	86
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	154
		2,288
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (b)	45	43
Cencora, Inc. 2.70%, 3/15/2031	3,548	2,979

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	175	169
5.25%, 5/15/2030 (b)	125	98
4.75%, 2/15/2031 (b)	120	88
CVS Health Corp.
5.25%, 2/21/2033	2,243	2,205
2.70%, 8/21/2040	690	461
DaVita, Inc. 4.63%, 6/1/2030 (b)	290	245
Encompass Health Corp.
4.50%, 2/1/2028	155	145
4.63%, 4/1/2031	250	219
HCA, Inc.
5.20%, 6/1/2028	630	621
4.13%, 6/15/2029	1,570	1,456
5.50%, 6/15/2047	66	59
5.25%, 6/15/2049	950	824
3.50%, 7/15/2051	480	315
4.63%, 3/15/2052	2,018	1,598
Owens & Minor, Inc. 6.63%, 4/1/2030 (b)	65	61
Tenet Healthcare Corp.
4.88%, 1/1/2026	60	59
5.13%, 11/1/2027	75	72
4.63%, 6/15/2028	190	177
6.75%, 5/15/2031 (b)	56	56
		11,950
Health Care REITs — 0.2%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,304
Welltower OP LLC
2.80%, 6/1/2031	700	584
3.85%, 6/15/2032	410	362
		2,250
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (a)	300	310
5.00%, 10/15/2026 (b)	345	336
2.25%, 1/15/2028 (a)	300	299
		945
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.50%, 2/15/2029 (b)	65	59
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)	220	190
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (b)	160	162
Acushnet Co. 7.38%, 10/15/2028 (b)	55	57
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	360	326
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (b)	280	285

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. 6.00%, 5/1/2029 (b)	70	64
Cedar Fair LP 6.50%, 10/1/2028	300	296
Cirsa Finance International SARL (Spain) 4.75%, 5/22/2025 (a)	250	271
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	200	241
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (b)	183	191
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)	970	914
International Game Technology plc
3.50%, 6/15/2026 (a)	250	266
2.38%, 4/15/2028 (a)	160	158
Lottomatica SpA (Italy) 7.13%, 6/1/2028 (b)	165	187
MGM Resorts International 5.50%, 4/15/2027	40	39
Pinnacle Bidco plc (United Kingdom) 8.25%, 10/11/2028 (b)	164	179
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (a)	200	225
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (b)	110	119
8.25%, 1/15/2029 (b)	15	16
9.25%, 1/15/2029 (b)	110	117
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	240	229
Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	90	90
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	160	144
		4,766
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	140	135
Newell Brands, Inc.
5.20%, 4/1/2026 (i)	95	92
6.63%, 9/15/2029	30	29
6.50%, 4/1/2046 (i)	50	40
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	205	178
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (b)	100	92
		566
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	76
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	420	375
Spectrum Brands, Inc.
4.00%, 10/1/2026 (a)	100	107
5.50%, 7/15/2030 (b)	479	447
		1,005
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)
3.30%, 7/15/2025 (b)	497	475
3.95%, 7/15/2030 (b)	768	683
Constellation Energy Generation LLC
5.80%, 3/1/2033	760	764

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
5.60%, 6/15/2042	770	720
6.50%, 10/1/2053	400	418
		3,060
Industrial Conglomerates — 0.0% ^
General Electric Co. 4.13%, 9/19/2035 (a)	262	289
Insurance — 0.5%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (h)	400	443
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (a) (h)	1,770	1,717
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,317
9.25%, 4/8/2038 (b)	380	421
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	620	562
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (h)	200	187
		4,647
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 8/15/2052	399	341
5.60%, 5/15/2053	377	383
TripAdvisor, Inc. 7.00%, 7/15/2025 (b)	128	129
		853
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	68	58
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	155	129
Gartner, Inc. 3.75%, 10/1/2030 (b)	75	66
Presidio Holdings, Inc.
4.88%, 2/1/2027 (b)	126	122
8.25%, 2/1/2028 (b)	25	24
		399
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	200	189
Life Sciences Tools & Services — 0.2%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,399
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	50	51
Renk AG (Germany) 5.75%, 7/15/2025 (a)	200	215
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	130	134
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	35	36
Wabash National Corp. 4.50%, 10/15/2028 (b)	410	350
		786
Media — 1.2%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	200	210
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	150	126

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Charter Communications Operating LLC
2.25%, 1/15/2029	765	645
2.80%, 4/1/2031	410	333
3.50%, 6/1/2041	1,730	1,157
5.38%, 5/1/2047	958	775
3.70%, 4/1/2051	2,082	1,288
3.90%, 6/1/2052	1,038	664
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	235	217
7.75%, 4/15/2028 (b)	200	164
7.50%, 6/1/2029 (b)	60	47
Comcast Corp.
2.80%, 1/15/2051	1,900	1,190
5.35%, 5/15/2053	1,410	1,361
2.99%, 11/1/2063	764	454
CSC Holdings LLC
5.25%, 6/1/2024	40	38
5.38%, 2/1/2028 (b)	200	170
7.50%, 4/1/2028 (b)	200	137
Discovery Communications LLC
3.63%, 5/15/2030	100	88
4.65%, 5/15/2050	450	340
DISH DBS Corp.
5.88%, 11/15/2024	65	57
5.25%, 12/1/2026 (b)	440	354
5.75%, 12/1/2028 (b)	90	67
DISH Network Corp. 11.75%, 11/15/2027 (b)	415	412
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	50	44
GCI LLC 4.75%, 10/15/2028 (b)	200	180
iHeartCommunications, Inc.
6.38%, 5/1/2026	100	85
8.38%, 5/1/2027	30	21
5.25%, 8/15/2027 (b)	100	77
Outfront Media Capital LLC 5.00%, 8/15/2027 (b)	85	80
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (b)	40	34
5.38%, 1/15/2031 (b)	25	17
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (b)	90	80
Stagwell Global LLC 5.63%, 8/15/2029 (b)	89	78
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (a)	90	83
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (a)	100	103
Univision Communications, Inc. 4.50%, 5/1/2029 (b)	75	66
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	100	110
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (a)	370	317
		11,669
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (b)	2,640	2,556

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
ATI, Inc. 4.88%, 10/1/2029	43	38
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)	285	256
Constellium SE 4.25%, 2/15/2026 (a)	100	108
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	1,587	1,448
4.63%, 8/1/2030	820	762
5.40%, 11/14/2034	818	776
Glencore Funding LLC (Australia) 6.38%, 10/6/2030 (b)	1,875	1,939
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (b)	830	805
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (a)	1,120	1,051
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	200	195
thyssenkrupp AG (Germany) 2.88%, 2/22/2024 (a)	100	108
United States Steel Corp. 6.88%, 3/1/2029	31	31
		10,073
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	124
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	872
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (h)	518	498
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	133
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	376
Veolia Environnement SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (f) (g) (h)	900	885
		2,888
Office REITs — 0.0% ^
Kilroy Realty LP 2.50%, 11/15/2032	410	288
Oil, Gas & Consumable Fuels — 3.2%
Aker BP ASA (Norway) 6.00%, 6/13/2033 (b)	825	826
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	40	39
5.75%, 1/15/2028 (b)	175	169
Antero Resources Corp. 8.38%, 7/15/2026 (b)	25	26
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (b)	15	15
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050	1,990
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (f) (g) (h)	1,192	1,148
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (f) (g) (h)	2,700	2,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	1,716	1,542
California Resources Corp. 7.13%, 2/1/2026 (b)	34	34
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380	2,220
5.95%, 6/30/2033 (b)	1,625	1,612
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	440	438
Chevron USA, Inc. 2.34%, 8/12/2050	200	120
Chord Energy Corp. 6.38%, 6/1/2026 (b)	25	25
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	65	67
8.75%, 7/1/2031 (b)	65	67

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	2,455	2,465
6.04%, 11/15/2033 (b)	655	661
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	415	382
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	595
7.38%, 9/18/2043	550	468
Enbridge, Inc. (Canada) Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (h)	2,220	2,216
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	55	54
Energian Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (a)	312	285
5.38%, 3/30/2028 (a)	1,375	1,195
Energy Transfer LP 7.38%, 2/1/2031 (b)	105	108
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	910	863
Exxon Mobil Corp. 3.00%, 8/16/2039	670	508
Genesis Energy LP 8.00%, 1/15/2027	75	75
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	280	262
Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)	1,107	1,013
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (b)	754	665
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	23	23
Hess Midstream Operations LP 5.13%, 6/15/2028 (b)	105	101
Hilcorp Energy I LP 5.75%, 2/1/2029 (b)	65	61
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (a)	998	793
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	40	38
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (a)	372	359
6.50%, 6/30/2027 (a)	863	808
6.75%, 6/30/2030 (a)	232	211
NGL Energy Operating LLC 7.50%, 2/1/2026 (b)	64	64
NuStar Logistics LP 5.63%, 4/28/2027	65	64
Occidental Petroleum Corp. 8.88%, 7/15/2030	50	57
Petroleos Mexicanos (Mexico) 6.88%, 8/4/2026	2,040	1,917
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	220	208
SM Energy Co. 6.63%, 1/15/2027	55	54
Southwestern Energy Co. 5.38%, 3/15/2030	60	57
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (b) (i)	105	104
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (b)	210	211
6.00%, 9/1/2031 (b)	100	90
Targa Resources Partners LP 5.00%, 1/15/2028	130	126
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	213
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (h)	810	758
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	38	38

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
9.50%, 2/1/2029 (b)	41	42
9.88%, 2/1/2032 (b)	24	25
		31,368
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,189
Passenger Airlines — 0.2%
American Airlines, Inc. 5.50%, 4/20/2026 (b)	63	61
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,541	1,499
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (a)	600	628
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (b)	30	25
		2,213
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 4/15/2026 (a)	200	215
4.75%, 1/15/2029 (b)	100	93
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	205	195
4.13%, 4/1/2029 (b)	255	225
Ontex Group NV (Belgium) 3.50%, 7/15/2026 (a)	200	205
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	135	128
		1,061
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	320	279
5.00%, 1/30/2028 (b)	90	33
6.25%, 2/15/2029 (b)	570	203
5.25%, 1/30/2030 (b)	120	43
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (b)	40	38
2.38%, 3/1/2028 (a)	100	92
3.13%, 2/15/2029 (b)	45	38
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (a)	300	308
Nidda BondCo GmbH (Germany) 7.25%, 9/30/2025 (a)	68	73
Nidda Healthcare Holding GmbH (Germany) 7.50%, 8/21/2026 (a)	400	444
Organon & Co.
2.88%, 4/30/2028 (a)	300	289
4.13%, 4/30/2028 (b)	310	275
Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	120	131
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,930	1,394
		3,640
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (b)	205	185

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (a)	1,072	91
7.25%, 4/8/2026 (a)	1,540	131
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (a)	540	303
		525
Retail REITs — 0.0% ^
Regency Centers LP 2.95%, 9/15/2029	320	279
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	5	5
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (b)	150	153
Broadcom, Inc.
3.42%, 4/15/2033 (b)	1,675	1,408
3.47%, 4/15/2034 (b)	1,515	1,260
Entegris Escrow Corp. 5.95%, 6/15/2030 (b)	200	193
Entegris, Inc. 4.38%, 4/15/2028 (b)	90	84
NXP BV (China)
2.50%, 5/11/2031	3,495	2,831
5.00%, 1/15/2033	565	538
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	153	138
Synaptics, Inc. 4.00%, 6/15/2029 (b)	25	22
Texas Instruments, Inc. 5.00%, 3/14/2053	140	134
		6,766
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	255	221
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	150	135
Elastic NV 4.13%, 7/15/2029 (b)	90	80
Intuit, Inc. 5.50%, 9/15/2053	95	97
NCR Voyix Corp. 5.00%, 10/1/2028 (b)	315	287
Oracle Corp.
6.90%, 11/9/2052	673	751
5.55%, 2/6/2053	1,697	1,600
RingCentral, Inc. 8.50%, 8/15/2030 (b)	85	85
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	205	198
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (a)	200	192
		3,646
Specialized REITs — 0.2%
Crown Castle, Inc.
4.80%, 9/1/2028	740	715
3.30%, 7/1/2030	75	65
2.50%, 7/15/2031	1,695	1,362
Iron Mountain, Inc. 5.25%, 3/15/2028 (b)	100	95
		2,237
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	72	65
Douglas GmbH (Germany) 6.00%, 4/8/2026 (b)	275	291

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	100	107
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	75	62
PetSmart, Inc.
4.75%, 2/15/2028 (b)	350	320
7.75%, 2/15/2029 (b)	300	283
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	150	132
SRS Distribution, Inc. 4.63%, 7/1/2028 (b)	65	59
Staples, Inc. 7.50%, 4/15/2026 (b)	230	203
		1,522
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
4.09%, 6/1/2029	92	83
8.25%, 12/15/2029 (b)	31	33
8.50%, 7/15/2031 (b)	7	7
		123
Textiles, Apparel & Luxury Goods — 0.0% ^
Birkenstock Financing Sarl (Germany) 5.25%, 4/30/2029 (a)	200	213
Hanesbrands, Inc. 9.00%, 2/15/2031 (b)	35	33
		246
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710	2,374
6.34%, 8/2/2030	1,260	1,294
7.08%, 8/2/2043	1,690	1,720
		5,388
Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 10/1/2029	1,170	1,026
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	110	107
Imola Merger Corp. 4.75%, 5/15/2029 (b)	80	73
United Rentals North America, Inc. 3.88%, 2/15/2031	90	78
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	95	95
		1,379
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (f) (g) (h)	300	306
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (f) (g) (h)	200	190
Mundys SpA (Italy)
1.88%, 7/13/2027 (a)	100	99
1.88%, 2/12/2028 (a)	200	192
		787
Wireless Telecommunication Services — 0.6%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	75	59
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	270	282
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	350	374

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Telefonica Europe BV (Spain)
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023 (a) (f) (g) (h)	100	109
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (f) (g) (h)	600	639
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	156
3.38%, 4/15/2029	1,460	1,323
2.55%, 2/15/2031	433	359
2.25%, 11/15/2031	2,586	2,061
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (h)	240	247
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (h)	100	92
		5,701
Total Corporate Bonds (Cost $417,396)		383,877
Asset-Backed Securities — 23.6%
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (b)	129	127
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	1,109	925
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	143	130
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	190	172
Series 2021-1H, Class C, 2.35%, 10/20/2040 (b)	833	752
Affirm Asset Securitization Trust
Series 2022-A, Class 1A, 4.30%, 5/17/2027 (b)	1,111	1,090
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (b)	3,085	3,079
Series 2023-B, Class A, 6.82%, 9/15/2028 (b)	2,692	2,710
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 6.73%, 7/22/2032 (b) (d)	250	249
American Credit Acceptance Receivables Trust
Series 2021-3, Class E, 2.56%, 11/15/2027 (b)	2,375	2,259
Series 2021-4, Class E, 3.12%, 2/14/2028 (b)	1,700	1,612
Series 2023-4, Class B, 6.63%, 2/14/2028 (b)	2,127	2,139
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	2,063	1,922
Series 2022-3, Class D, 5.83%, 10/13/2028 (b)	2,333	2,294
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	884	870
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	780	766
Series 2023-2, Class C, 5.96%, 8/13/2029 (b)	1,930	1,909
Series 2023-3, Class C, 6.44%, 10/12/2029 (b)	1,944	1,942
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	2,300	2,289
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	1,400	1,422
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	2,900	2,855
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (b)	567	563
Apidos CLO (Cayman Islands)
Series 2018-18A, Class A1, 6.81%, 10/22/2030 (b) (d)	1,400	1,398
Series 2020-34A, Class A1R, 6.83%, 1/20/2035 (b) (d)	300	299
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (b)	693	651
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 7.03%, 10/25/2034 (d)	70	67

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class C, 4.24%, 9/22/2025 (b)	420	413
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	2,751	2,573
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 6.79%, 4/19/2034 (b) (d)	1,000	996
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1, 6.81%, 1/22/2035 (b) (d)	900	896
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (b)	118	114
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	301	300
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	663	670
Carmax Auto Owner Trust Series 2019-4, Class D, 2.80%, 4/15/2026	830	828
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	895	664
CIFC Funding Ltd. (Cayman Islands)
Series 2017-3A, Class A1, 6.90%, 7/20/2030 (b) (d)	903	902
Series 2021-4A, Class A, 6.71%, 7/15/2033 (b) (d)	1,750	1,745
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (b)	307	278
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (b)	47	37
Conn's Receivables Funding LLC
Series 2021-A, Class C, 4.59%, 5/15/2026 (b)	803	802
Series 2022-A, Class B, 9.52%, 12/15/2026 (b)	1,409	1,415
Series 2023-A, Class A, 8.01%, 1/17/2028 (b)	701	702
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.58%, 12/25/2032 (d)	360	353
Series 2004-ECC2, Class M2, 6.43%, 12/25/2034 (d)	43	44
Credit Acceptance Auto Loan Trust Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	404	390
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.28%, 3/25/2034 (d)	58	58
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.58%, 10/15/2030 (b) (d)	1,428	1,424
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	684	658
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class AR, 6.83%, 7/15/2035 (b) (d)	3,870	3,860
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.64%, 4/15/2028 (b) (d)	2,401	2,399
Series 2013-26A, Class AR, 6.56%, 4/15/2029 (b) (d)	886	884
Series 2014-36A, Class AR3, 6.68%, 4/15/2029 (b) (d)	638	637
DT Auto Owner Trust
Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	50	50
Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	969	917
Series 2021-2A, Class E, 2.97%, 7/17/2028 (b)	5,105	4,796
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	1,000	947
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	1,477	1,479
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	533	531
Series 2023-1A, Class C, 5.82%, 2/15/2028	580	574
Series 2023-3A, Class C, 6.21%, 6/15/2028	2,232	2,230
Series 2023-4A, Class C, 6.51%, 8/15/2028	1,840	1,837
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,079
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,029
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	1,500	1,342
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,553	1,481
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	1,130	1,120

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 6.18%, 8/25/2034 (d)	—	—
Flagship Credit Auto Trust
Series 2022-3, Class A3, 4.55%, 4/15/2027 (b)	1,400	1,384
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	328	325
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	246	243
Series 2022-3, Class C, 4.99%, 7/17/2028 (b)	2,025	1,957
Series 2022-3, Class D, 6.00%, 7/17/2028 (b)	500	488
Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700	1,362
FREED ABS Trust
Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	1,067	1,065
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	1,700	1,695
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.63%, 10/15/2030 (b) (d)	310	309
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (b)	130	128
Series 2023-1A, Class B, 6.19%, 6/15/2027 (b)	734	732
Series 2021-3A, Class D, 1.48%, 7/15/2027 (b)	1,075	993
Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	620
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	2,700	2,555
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	1,800	1,770
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	217	214
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	160	158
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	1,130	1,037
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	990	908
Series 2023-1A, Class C, 6.38%, 12/15/2028 (b)	638	636
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	643	640
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.80%, 7/20/2031 (b) (d)	1,530	1,529
Hertz Vehicle Financing LLC
Series 2022-3A, Class B, 3.86%, 3/25/2025 (b)	1,800	1,792
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000	955
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	1,200	1,185
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	876	868
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	1,400	1,401
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	1,774
Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,234
Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,523
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	153	152
Series 2019-1, Class A, 2.95%, 5/15/2028	143	122
Series 2020-1, Class B, 7.75%, 11/15/2028	103	104
KREF Ltd. Series 2021-FL2, Class A, 6.51%, 2/15/2039 (b) (d)	2,335	2,274
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (b)	1,500	1,423
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,000	827
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	253	251
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	926	925
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (b)	462	449
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	237

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 (b)	352	351
Series 2021-1A, Class C, 3.54%, 5/15/2029 (b)	500	456
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class AR, 6.78%, 7/15/2034 (b) (d)	250	249
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 6.46%, 1/15/2028 (b) (d)	826	823
Marlette Funding Trust
Series 2021-2A, Class C, 1.50%, 9/15/2031 (b)	500	487
Series 2021-2A, Class D, 2.16%, 9/15/2031 (b)	300	277
Series 2023-1A, Class A, 6.07%, 4/15/2033 (b)	1,138	1,135
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (b)	1,409	1,385
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 6.43%, 7/25/2034 (d)	69	67
Series 2004-HE7, Class M2, 6.40%, 8/25/2034 (d)	33	31
Series 2004-HE8, Class M2, 6.48%, 9/25/2034 (d)	83	81
Series 2005-NC1, Class M3, 6.22%, 1/25/2035 (d)	347	324
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (b)	786	708
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.58%, 10/15/2029 (b) (d)	237	236
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2019-31A, Class AR, 6.72%, 4/20/2031 (b) (d)	2,400	2,398
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.39%, 8/25/2034 (d)	31	31
Series 2004-4, Class M2, 6.25%, 2/25/2035 (d)	109	108
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	786	723
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	600	545
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,153	1,055
OCP CLO Ltd. (Cayman Islands)
Series 2018-15A, Class A1, 6.78%, 7/20/2031 (b) (d)	1,089	1,088
Series 2020-18A, Class AR, 6.77%, 7/20/2032 (b) (d)	600	599
Octagon Investment Partners Ltd. (Cayman Islands) Series 2013-1A, Class A1RR, 6.63%, 7/19/2030 (b) (d)	2,357	2,351
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.62%, 4/16/2031 (b) (d)	1,320	1,316
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	5,203
Series 2021-1A, Class B, 2.28%, 5/17/2027 (b)	2,480	2,403
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	1,404	1,402
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.82%, 9/15/2036 (b) (d)	2,738	2,740
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	147	147
Series 2022-2, Class D, 11.34%, 10/9/2029	863	833
Series 2022-3, Class A, 7.45%, 1/8/2030 (b)	340	340
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,330
Series 2021-B, Class B, 1.96%, 5/8/2031 (b)	1,311	1,198
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,300	2,105
Option One Mortgage Loan Trust Series 2004-3, Class M3, 6.43%, 11/25/2034 (d)	18	18
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (b)	298	282
Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	2,820	2,294
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.76%, 5/21/2034 (b) (d)	1,660	1,659

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 6.46%, 10/15/2029 (b) (d)	594	592
Series 2021-4A, Class C, 8.26%, 10/15/2029 (b) (d)	1,606	1,583
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 8.46%, 3/25/2026 (b) (d)	1,940	1,906
Post Road Equipment Finance Series 2021-1A, Class E, 4.36%, 3/15/2029 (b)	809	807
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (i)	1,201	1,126
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (i)	832	684
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (b) (i)	2,500	2,187
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (d)	2,500	2,346
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (b)	3,249	2,709
PRPM LLC
Series 2021-5, Class A2, 3.72%, 6/25/2026 (b) (i)	3,500	3,085
Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (i)	1,850	1,754
Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (i)	275	250
Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (i)	1,920	1,816
Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (i)	738	674
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (i)	2,400	2,289
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (i)	55	55
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	1,228	1,095
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	352	345
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	1,500	1,248
Santander Drive Auto Receivables Trust
Series 2022-5, Class C, 4.74%, 10/16/2028	1,328	1,295
Series 2022-6, Class C, 4.96%, 11/15/2028	323	315
Series 2023-4, Class B, 5.77%, 12/15/2028	894	895
Series 2022-4, Class C, 5.00%, 11/15/2029	3,505	3,429
Series 2023-3, Class C, 5.77%, 11/15/2030	360	359
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	791
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	2,814
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	2,776
SBA Small Business Investment Cos. Series 2023-10A, Class 1, 5.17%, 3/10/2033	3,913	3,864
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (b)	352	351
Stratus CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A, 6.58%, 12/28/2029 (b) (d)	914	912
Series 2021-3A, Class E, 11.43%, 12/29/2029 (b) (d)	410	396
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 6.39%, 9/25/2034 (d)	127	120
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 6.09%, 5/25/2035 (d)	119	116
Symphony CLO Ltd. (Cayman Islands) Series 2020-23A, Class AR, 6.68%, 1/15/2034 (b) (d)	1,120	1,116
Tesla Auto Lease Trust Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	1,017
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	2,000	2,055
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	493
Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	487
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	827	796

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)	547	527
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	183	176
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (b)	559	546
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (b)	403	394
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (b)	2,330	2,207
Series 2021-3, Class C, 3.28%, 7/20/2031 (b)	1,200	1,112
Series 2021-5, Class A, 1.31%, 11/20/2031 (b)	332	329
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	5,476	4,974
Series 2022-4, Class A, 5.98%, 8/20/2032 (b)	936	931
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	5	5
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,768	2,546
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (b)	120	117
Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)	660	623
Series 2022-2A, Class C, 4.85%, 9/15/2027 (b)	1,192	1,173
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	1,344	1,321
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	1,840	1,823
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	1,265	1,249
Total Asset-Backed Securities (Cost $235,896)		227,968
Mortgage-Backed Securities — 17.2%
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	870	859
Pool # WN2493, 4.94%, 9/1/2028	580	573
FNMA UMBS, 30 Year Pool # MA4783, 4.00%, 10/1/2052	11,335	10,295
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	3,600	3,509
Pool # BF0263, 3.50%, 5/1/2058	1,048	925
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 12/25/2053 (k)	78,566	73,560
TBA, 5.50%, 12/25/2053 (k)	23,446	23,102
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2053 (k)	51,987	50,496
TBA, 5.50%, 12/15/2053 (k)	3,500	3,474
Total Mortgage-Backed Securities (Cost $164,559)		166,793
Foreign Government Securities — 8.5%
Czech Republic
4.50%, 11/11/2032	CZK73,540	3,342
4.90%, 4/14/2034	CZK58,660	2,745
1.95%, 7/30/2037	CZK74,410	2,518
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	900	903
5.30%, 1/21/2041 (b)	790	634

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
5.30%, 1/21/2041 (a)	500	401
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	770	681
7.38%, 9/28/2033 (b)	527	417
Hungary Government Bond 6.75%, 9/25/2052 (b)	639	649
Italian Republic Government Bond 0.88%, 5/6/2024	1,888	1,849
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	921	786
Lebanese Republic 6.38%, 3/9/2020 (j)	1,280	70
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN212,240	11,155
7.50%, 5/26/2033	MXN108,920	5,526
8.00%, 5/24/2035	MXN120,760	6,241
Notas do Tesouro Nacional 10.00%, 1/1/2027 (j)	BRL45,000	9,097
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	127
Republic of Angola
8.00%, 11/26/2029 (a)	530	443
8.75%, 4/14/2032 (b)	561	468
Republic of Colombia
3.13%, 4/15/2031	1,000	771
5.20%, 5/15/2049	645	455
8.75%, 11/14/2053	355	376
Republic of Costa Rica 7.30%, 11/13/2054 (b)	895	911
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	1,190	1,143
6.13%, 6/15/2033 (a)	651	575
6.88%, 10/17/2040 (b)	EUR1,880	1,612
Republic of Iraq 5.80%, 1/15/2028 (a)	1,052	966
Republic of North Macedonia 2.75%, 1/18/2025 (a)	EUR1,110	1,173
Republic of Paraguay
4.95%, 4/28/2031 (b)	1,160	1,094
3.85%, 6/28/2033 (b)	208	175
5.60%, 3/13/2048 (a)	820	688
5.40%, 3/30/2050 (b)	470	384
Republic of Philippines 5.50%, 1/17/2048	258	254
Republic of Senegal 6.25%, 5/23/2033 (a)	424	351
Republic of South Africa
8.25%, 3/31/2032	ZAR47,680	2,172
8.88%, 2/28/2035	ZAR114,485	5,053
5.00%, 10/12/2046	2,560	1,709
5.75%, 9/30/2049	390	283
Romania Government Bond
4.63%, 4/3/2049 (b)	EUR997	825
7.63%, 1/17/2053 (b)	372	390
Sultanate of Oman Government Bond 6.25%, 1/25/2031 (a)	1,900	1,946
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	1,180	732
United Kingdom of Great Britain and Northern Ireland 3.75%, 10/22/2053 (a)	GBP7,330	7,879
United Mexican States
6.35%, 2/9/2035	628	633

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
3.77%, 5/24/2061	1,378	870
3.75%, 4/19/2071	1,815	1,125
Total Foreign Government Securities (Cost $88,409)		82,597
Commercial Mortgage-Backed Securities — 6.8%
A10 Revolving Asset Financing I LLC 11.64%, 2/10/2028 ‡ (d)	6,000	6,011
BANK
Series 2018-BN13, Class C, 4.68%, 8/15/2061 (d)	509	397
Series 2019-BN20, Class XA, IO, 0.93%, 9/15/2062 (d)	3,721	136
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (d)	17,700	661
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,573
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,611
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (d)	1,679	1,136
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,347
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (b) (d)	3,075	3,039
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 6.74%, 6/15/2035 (b) (d)	1,200	1,158
BX Commercial Mortgage Trust Series 2021-VINO, Class A, 6.09%, 5/15/2038 (b) (d)	1,875	1,839
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (b) (d)	3,400	3,317
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (b) (d)	4,000	3,699
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (d)	152	123
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (d)	95	70
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,276
Commercial Mortgage Trust
Series 2015-CR26, Class D, 3.61%, 10/10/2048 (d)	200	128
Series 2015-PC1, Class C, 4.42%, 7/10/2050 (d)	1,046	913
FHLMC, Multi-Family Structured Credit Risk Series 2023-MN7, Class M1, 8.93%, 9/25/2043 ‡ (b) (d)	1,549	1,557
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.47%, 10/25/2024 (d)	18,818	35
Series K739, Class X1, IO, 1.30%, 9/25/2027 (d)	18,057	629
Series K742, Class X1, IO, 0.87%, 3/25/2028 (d)	4,981	109
Series K127, Class X1, IO, 0.42%, 1/25/2031 (d)	65,796	1,162
Series K125, Class X1, IO, 0.67%, 1/25/2031 (d)	18,301	583
Series K131, Class X3, IO, 3.05%, 9/25/2031 (d)	767	129
Series K726, Class X3, IO, 2.22%, 7/25/2044 (d)	2,970	21
Series K070, Class X3, IO, 2.11%, 12/25/2044 (d)	2,152	145
Series K072, Class X3, IO, 2.21%, 12/25/2045 (d)	3,940	295
Series K088, Class X3, IO, 2.43%, 2/25/2047 (d)	6,650	665
Series K737, Class X3, IO, 1.83%, 1/25/2048 (d)	3,150	147
Series K121, Class X3, IO, 2.87%, 11/25/2048 (d)	5,100	755
Series K127, Class X3, IO, 2.74%, 3/25/2049 (d)	5,100	734
FNMA ACES Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	1,046	991
FREMF Series 2018-KF46, Class B, 7.38%, 3/25/2028 (b) (d)	1,066	975
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.98%, 2/25/2024 (b) (d)	139	139
Series 2017-KF31, Class B, 8.33%, 4/25/2024 (b) (d)	302	301
Series 2017-KF35, Class B, 8.18%, 8/25/2024 (b) (d)	508	502

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KF45, Class B, 7.38%, 3/25/2025 (b) (d)	93	89
Series 2018-KF47, Class B, 7.43%, 5/25/2025 (b) (d)	101	98
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (b) (d)	1,500	1,417
Series 2018-KF48, Class B, 7.48%, 6/25/2028 (b) (d)	480	429
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (d)	3,042	2
Series 2017-9, IO, 0.66%, 1/16/2057 (d)	3,282	112
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	9,196	456
Series 2019-155, IO, 0.53%, 7/16/2061 (d)	9,759	380
Series 2021-106, IO, 0.86%, 4/16/2063 (d)	20,221	1,316
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,630	696
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 (d)	190	150
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (d)	266	190
Series 2015-C31, Class C, 4.78%, 8/15/2048 (d)	124	93
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	909
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,111	1,038
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (d)	276	189
Series 2016-JP4, Class C, 3.52%, 12/15/2049 (d)	152	114
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (d)	2,817	1,075
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.22%, 2/15/2047 (d)	114	110
Series 2015-C24, Class C, 4.47%, 5/15/2048 (d)	190	163
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (d)	147	133
Series 2019-L2, Class C, 5.14%, 3/15/2052 (d)	978	734
Series 2021-L5, Class XA, IO, 1.41%, 5/15/2054 (d)	10,735	657
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	230	132
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 9.19%, 3/25/2050 (b) (d)	4,438	4,242
Series 2023-01, Class M7, 9.33%, 11/25/2053 (b) (d)	900	907
TPGI Trust Series 2021-DGWD, Class A, 6.14%, 6/15/2026 (b) (d)	371	365
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (d)	745	705
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (d)	360	330
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (d)	773	727
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (d)	685	579
Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	2,837	2,312
Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	1,099	902
Series 2021-4, Class A, 2.52%, 12/26/2051 (b) (d)	2,137	1,696
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (d)	917	869
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (d)	2,600	2,477
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.14%, 10/15/2044 (b) (d)	678	34
Total Commercial Mortgage-Backed Securities (Cost $75,146)		66,135

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 5.1%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	6	5
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	93	91
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	163	146
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	347	300
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	675	522
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 5.65%, 12/25/2046 (d)	876	711
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (d)	809	775
Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (d)	183	169
Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (d)	2,750	2,241
Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (d)	2,063	1,688
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	23	16
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.50%, 2/20/2036 (d)	127	116
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (d)	95	92
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (i)	843	843
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (b) (d)	1,457	1,248
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.63%, 1/25/2043 (b) (d)	1,197	1,215
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	245	120
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (d)	1,409	1,375
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	707	656
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 8.23%, 4/25/2042 (b) (d)	580	592
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,182	36
Series 4086, Class AI, IO, 3.50%, 7/15/2027	402	14
Series 4120, Class UI, IO, 3.00%, 10/15/2027	388	15
Series 4216, Class MI, IO, 3.00%, 6/15/2028	220	9
Series 4178, Class BI, IO, 3.00%, 3/15/2033	621	52
Series 2936, Class AS, IF, IO, 0.66%, 2/15/2035 (d)	147	6
Series 4018, Class HI, IO, 4.50%, 3/15/2041	854	53
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	525	76
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,668	273
Series 4305, Class SK, IF, IO, 1.16%, 2/15/2044 (d)	781	85
Series 4612, Class QI, IO, 3.50%, 5/15/2044	2,442	328
Series 4372, Class SY, IF, IO, 0.66%, 8/15/2044 (d)	2,560	228
Series 4687, Class SG, IF, IO, 0.71%, 1/15/2047 (d)	2,456	280
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (d)	5,520	640
Series 4983, Class SY, IF, IO, 0.66%, 5/25/2050 (d)	5,657	611
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,824	612
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	542	19
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	457	15
Series 2003-130, Class NS, IF, IO, 1.56%, 1/25/2034 (d)	360	25
Series 2005-67, Class SI, IF, IO, 1.26%, 8/25/2035 (d)	278	10
Series 2005-69, Class AS, IF, IO, 1.26%, 8/25/2035 (d)	71	6
Series 2006-24, Class QS, IF, IO, 1.76%, 4/25/2036 (d)	248	18
Series 2010-68, Class SJ, IF, IO, 1.11%, 7/25/2040 (d)	237	19

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-39, Class LS, IF, IO, 0.56%, 7/25/2046 (d)	2,326	281
Series 2016-74, Class GS, IF, IO, 0.56%, 10/25/2046 (d)	1,094	118
Series 2017-6, Class SB, IF, IO, 0.61%, 2/25/2047 (d)	1,450	139
Series 2021-86, Class T, 2.50%, 9/25/2048	3,052	2,587
Series 2019-42, Class SK, IF, IO, 0.61%, 8/25/2049 (d)	767	80
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (d)	527	473
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (i)	328	309
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (d)	2,508	2,006
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (d)	1,793	1,389
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	604
Series 2014-181, Class SL, IF, IO, 0.15%, 12/20/2044 (d)	1,587	137
Series 2015-110, Class MS, IF, IO, 0.26%, 8/20/2045 (d)	520	41
Series 2019-115, Class SD, IF, IO, 0.65%, 9/20/2049 (d)	464	46
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	14,674	1,986
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	4,761	764
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	5,298	729
Series 2021-117, Class ES, IF, IO, 0.85%, 7/20/2051 (d)	5,991	750
Series 2015-H13, Class GI, IO, 1.52%, 4/20/2065 (d)	737	16
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	409	296
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 5.98%, 6/25/2035 (d)	587	450
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	295	147
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	216	125
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	717	686
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (i)	850	840
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.29%, 9/25/2034 (d)	150	148
Series 2004-9, Class 1A, 5.30%, 11/25/2034 (d)	67	66
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (d)	669	602
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (d)	1,313	1,177
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (d)	535	477
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (i)	1,491	1,478
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.86%, 8/25/2025 (b) (d)	1,180	1,180
PRPM LLC Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (b) (d)	1,012	891
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	23	18
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	206	133
SART Series 2017-1, 4.75%, 7/15/2024 ‡	122	120
Sequoia Mortgage Trust Series 2003-8, Class A1, 6.09%, 1/20/2034 (d)	153	142
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (d)	45	42
TDA CAM 4 FTA (Spain) Series 4, Class A, 4.05%, 6/26/2039 (a) (d)	153	166
Verus Securitization Trust
Series 2019-4, Class A1, 3.64%, 11/25/2059 (b) (i)	450	430
Series 2019-INV3, Class A1, 3.69%, 11/25/2059 (b) (d)	946	912
Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (i)	114	107
Series 2021-6, Class A1, 1.63%, 10/25/2066 (b) (d)	2,242	1,811
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (i)	345	329

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (i)	1,984	1,973
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (i)	1,912	1,890
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (d)	3,700	3,655
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	79	76
Total Collateralized Mortgage Obligations (Cost $54,858)		49,174
Convertible Bonds — 3.7%
Air Freight & Logistics — 0.0% ^
Air Transport Services Group, Inc. 3.88%, 8/15/2029 (b)	495	415
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	995	928
Broadline Retail — 0.1%
Etsy, Inc. 0.13%, 10/1/2026	640	704
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 1.50%, 12/15/2029 (b)	1,176	1,035
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029 (b)	203	215
Electric Utilities — 0.1%
PG&E Corp. 4.25%, 12/1/2027 (b)	614	622
Electronic Equipment, Instruments & Components — 0.1%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028 (b)	657	647
Entertainment — 0.2%
Live Nation Entertainment, Inc. 3.13%, 1/15/2029 (b)	1,500	1,595
Sea Ltd. (Singapore) 2.38%, 12/1/2025	730	682
		2,277
Ground Transportation — 0.1%
Lyft, Inc. 1.50%, 5/15/2025	620	570
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028 (b)	220	227
		797
Health Care Equipment & Supplies — 0.0% ^
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	310	283
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	162
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	570	467
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc. Zero Coupon, 3/15/2026	1,082	957
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	891	753
		1,710
Interactive Media & Services — 0.2%
Eventbrite, Inc. 0.75%, 9/15/2026	670	541
Snap, Inc.
0.75%, 8/1/2026	295	286

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Interactive Media & Services — continued
Zero Coupon, 5/1/2027	279	214
TripAdvisor, Inc. 0.25%, 4/1/2026	1,224	1,058
		2,099
IT Services — 0.1%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	1,580	1,240
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	745	740
Machinery — 0.2%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,770	1,595
Media — 0.0% ^
DISH Network Corp. 2.38%, 3/15/2024	380	363
Passenger Airlines — 0.1%
JetBlue Airways Corp. 0.50%, 4/1/2026	952	655
Southwest Airlines Co. 1.25%, 5/1/2025	585	573
		1,228
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	643
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (a)	600	493
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220	975
Microchip Technology, Inc. 1.63%, 2/15/2027	305	722
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	2,790
Wolfspeed, Inc.
0.25%, 2/15/2028	609	377
1.88%, 12/1/2029 (b)	275	164
		5,521
Software — 0.9%
8x8, Inc. 0.50%, 2/1/2024	840	822
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	1,310	1,136
Bentley Systems, Inc. 0.13%, 1/15/2026	1,185	1,169
Box, Inc. Zero Coupon, 1/15/2026	1,442	1,626
Dropbox, Inc. Zero Coupon, 3/1/2028	2,198	2,115
Envestnet, Inc. 2.63%, 12/1/2027	675	596
Everbridge, Inc. Zero Coupon, 3/15/2026	574	482
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	1,224	1,135
		9,081
Specialty Retail — 0.2%
Guess?, Inc. 2.00%, 4/15/2024	395	401
Wayfair, Inc.
0.63%, 10/1/2025	990	880
3.25%, 9/15/2027	150	173
		1,454

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman 3.50%, 6/1/2028 (b)	1,155	1,309
Total Convertible Bonds (Cost $38,542)		35,535
Loan Assignments — 0.6% (h) (l)
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	111	109
Building Products — 0.0% ^
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 11/3/2028	352	345
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/21/2028	191	188
Construction & Engineering — 0.0% ^
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 1/21/2028	132	132
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 9/24/2028	514	514
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.65%, 9/15/2028	340	332
		846
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 12/15/2026 (m)	708	697
Media — 0.0% ^
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	204	196
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.21%, 5/17/2028	728	695
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10% ), 8.14%, 2/1/2029	390	387
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	150	144
		531
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	624	624
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	186	186
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.95%, 12/18/2026 (n)	827	753
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.91%, 12/28/2027	199	192
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.82%, 6/29/2028	43	41
		1,172
Total Loan Assignments (Cost $5,588)		5,535
Supranational — 0.3%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (a)	1,130	947
European Union (Supranational) 0.10%, 10/4/2040 (a)	EUR2,990	1,897
Total Supranational (Cost $4,564)		2,844

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ * (Cost $226)	1	1,687
Common Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	—
Machinery — 0.0% ^
SSB Equipment Co. Inc. ‡ *	10	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	33
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	26
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	1	319
Serta Simmons Bedding LLC ‡ *	10	123
		442
Total Common Stocks (Cost $1,278)		501
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	14	196
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	175
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Total Preferred Stocks (Cost $310)		175
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ * (Cost $—)	42	53

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $31)	35	30
	SHARES (000)
Short-Term Investments — 7.1%
Investment Companies — 7.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (o) (p) (Cost $68,808)	68,783	68,824
Total Investments — 112.8% (Cost $1,155,611)		1,091,924
Liabilities in Excess of Other Assets — (12.8)%		(124,134)
NET ASSETS — 100.0%		967,790

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $31,957 or 3.30% of the Fund’s net
assets as of November 30, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	176	12/07/2023	EUR	22,520	361
Euro-Bund	159	12/07/2023	EUR	22,903	566
Euro-Schatz	3	12/07/2023	EUR	344	— (a)
Australia 10 Year Bond	213	12/15/2023	AUD	15,856	168
U.S. Treasury 10 Year Ultra Note	65	03/19/2024	USD	7,385	49
U.S. Treasury 2 Year Note	103	03/28/2024	USD	21,067	56
U.S. Treasury 5 Year Note	1,663	03/28/2024	USD	177,824	959
					2,159
Short Contracts
Euro-Buxl 30 Year Bond	(58)	12/07/2023	EUR	(8,225)	(641)
Euro-Schatz	(115)	12/07/2023	EUR	(13,192)	12
U.S. Treasury 10 Year Note	(187)	03/19/2024	USD	(20,550)	(123)
U.S. Treasury 10 Year Ultra Note	(556)	03/19/2024	USD	(63,167)	(423)
U.S. Treasury Long Bond	(66)	03/19/2024	USD	(7,697)	(55)
U.S. Treasury Ultra Bond	(225)	03/19/2024	USD	(27,703)	(359)
Long Gilt	(107)	03/26/2024	GBP	(13,060)	94
U.S. Treasury 5 Year Note	(383)	03/28/2024	USD	(40,954)	(225)
					(1,720)
					439

Abbreviations
AUD	Australian Dollar
EUR	Euro

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	12,629	USD	13,707	BNP Paribas	12/5/2023	40
EUR	188	USD	204	Morgan Stanley	12/5/2023	— (a)
EUR	244	USD	259	Royal Bank of Canada	12/5/2023	7
GBP	99	USD	123	Morgan Stanley	12/5/2023	2
AUD	1,812	USD	1,165	Citibank, NA	12/27/2023	33
CLP	2,284,148	USD	2,528	Citibank, NA**	12/27/2023	86
CLP	1,061,940	USD	1,185	Goldman Sachs International**	12/27/2023	30
GBP	180	USD	227	BNP Paribas	12/27/2023	— (a)
JPY	1,493,427	USD	9,909	BNP Paribas	12/27/2023	202
KRW	3,101,784	USD	2,382	BNP Paribas**	12/27/2023	6
KRW	6,837,295	USD	5,195	Goldman Sachs International**	12/27/2023	69
PLN	17,914	USD	4,372	HSBC Bank, NA	12/27/2023	103
PLN	6,914	USD	1,703	Merrill Lynch International	12/27/2023	23
THB	86,494	USD	2,405	BNP Paribas	12/27/2023	59
THB	83,394	USD	2,357	Goldman Sachs International	12/27/2023	19
TWD	76,563	USD	2,422	Goldman Sachs International**	12/27/2023	29
USD	1,797	BRL	8,763	Merrill Lynch International**	12/27/2023	22
USD	174	GBP	137	State Street Corp.	12/27/2023	1
USD	2,385	KRW	3,074,597	Bank of America NA**	12/27/2023	18
USD	2,364	MXN	41,064	Goldman Sachs International	12/27/2023	8
USD	2,400	THB	83,115	Goldman Sachs International	12/27/2023	32
USD	11,014	ZAR	206,651	BNP Paribas	12/27/2023	75
USD	56,276	EUR	51,505	Morgan Stanley	1/3/2024	131
USD	1,261	GBP	997	HSBC Bank, NA	1/3/2024	2
Total unrealized appreciation						997
EUR	51,505	USD	56,198	Morgan Stanley	12/5/2023	(132)
GBP	997	USD	1,261	HSBC Bank, NA	12/5/2023	(2)
USD	1,450	EUR	1,358	Barclays Bank plc	12/5/2023	(28)
USD	67,348	EUR	63,208	Morgan Stanley	12/5/2023	(1,457)
USD	1,336	GBP	1,096	HSBC Bank, NA	12/5/2023	(49)
INR	431,631	USD	5,186	BNP Paribas**	12/27/2023	(10)
JPY	700,148	USD	4,747	HSBC Bank, NA	12/27/2023	(6)
JPY	705,823	USD	4,799	Morgan Stanley	12/27/2023	(20)
KRW	3,076,674	USD	2,379	Citibank, NA**	12/27/2023	(10)
THB	85,068	USD	2,424	Citibank, NA	12/27/2023	(1)
USD	1,265	AUD	1,982	BNP Paribas	12/27/2023	(45)
USD	1,167	CLP	1,038,273	BNP Paribas**	12/27/2023	(21)
USD	5,753	CZK	130,565	BNP Paribas	12/27/2023	(89)
USD	10,854	EUR	10,117	Goldman Sachs International	12/27/2023	(171)
USD	117	GBP	94	HSBC Bank, NA	12/27/2023	(2)
USD	7,349	GBP	5,969	Morgan Stanley	12/27/2023	(188)
USD	2,843	HUF	1,007,030	Citibank, NA	12/27/2023	(33)
USD	2,355	IDR	36,913,521	Barclays Bank plc**	12/27/2023	(17)
USD	9,428	JPY	1,412,190	Goldman Sachs International	12/27/2023	(134)
USD	19,801	MXN	346,905	Citibank, NA	12/27/2023	(97)
USD	982	MXN	17,381	Goldman Sachs International	12/27/2023	(15)
USD	2,326	PHP	130,210	Barclays Bank plc**	12/27/2023	(20)
USD	3,706	PLN	15,205	Barclays Bank plc	12/27/2023	(92)
USD	2,391	SGD	3,199	Barclays Bank plc	12/27/2023	(4)
USD	2,586	TWD	83,407	Goldman Sachs International**	12/27/2023	(84)
ZAR	44,072	AUD	3,650	Citibank, NA	12/27/2023	(81)
ZAR	21,860	USD	1,186	Merrill Lynch International	12/27/2023	(29)
Total unrealized depreciation						(2,837)
Net unrealized depreciation						(1,840)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD33,378	(301)	(1,312)	(1,613)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD69,843	(432)	(2,944)	(3,376)
						(733)	(4,256)	(4,989)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD23,099	463	654	1,117

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2023 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL25,756	—	60
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL12,910	—	71
1 day CDI at termination	11.92 at termination	Pay	1/2/2025	BRL39,280	—	21
					—	152
1 day CDI at termination	11.91 at termination	Pay	1/2/2025	BRL38,486	—	(41)
1 week CNY NDIRS quarterly	3.40 quarterly	Receive	9/20/2028	CNY125,451	—	(547)
					—	(588)
					—	(436)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CNY	China Yuan
NDIRS	Non-Deliverable Interest Rate Swap

(a)	Value of floating rate index at November 30, 2023 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	0.32%
1 week CNY NDIRS	2.32

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$227,968	$—	$227,968
Collateralized Mortgage Obligations	—	45,399	3,775	49,174
Commercial Mortgage-Backed Securities	—	58,567	7,568	66,135
Common Stocks
Communications Equipment	—	—	— (a)	— (a)
Machinery	—	—	— (a)	— (a)
Media	33	—	—	33
Professional Services	—	—	26	26
Specialty Retail	—	—	442	442
Total Common Stocks	33	—	468	501
Convertible Bonds	—	35,535	—	35,535
Convertible Preferred Stocks	—	—	1,687	1,687
Corporate Bonds
Aerospace & Defense	—	1,318	—	1,318
Automobile Components	—	3,941	—	3,941
Automobiles	—	4,036	—	4,036
Banks	—	115,063	—	115,063
Beverages	—	1,584	—	1,584
Biotechnology	—	5,938	—	5,938
Broadline Retail	—	710	—	710
Building Products	—	901	—	901
Capital Markets	—	33,925	—	33,925
Chemicals	—	5,789	—	5,789
Commercial Services & Supplies	—	2,642	—	2,642
Communications Equipment	—	450	—	450
Construction & Engineering	—	1,956	—	1,956
Construction Materials	—	984	—	984
Consumer Finance	—	14,372	—	14,372
Consumer Staples Distribution & Retail	—	1,060	—	1,060
Containers & Packaging	—	2,888	—	2,888
Distributors	—	145	—	145
Diversified Consumer Services	—	229	—	229
Diversified REITs	—	523	—	523
Diversified Telecommunication Services	—	9,192	28	9,220
Electric Utilities	—	29,067	—	29,067
Electrical Equipment	—	137	—	137
Electronic Equipment, Instruments & Components	—	827	—	827
Energy Equipment & Services	—	1,217	—	1,217
Entertainment	—	6,631	—	6,631

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$3,779	$—	$3,779
Food Products	—	3,963	—	3,963
Gas Utilities	—	269	—	269
Ground Transportation	—	1,689	—	1,689
Health Care Equipment & Supplies	—	2,288	—	2,288
Health Care Providers & Services	—	11,950	—	11,950
Health Care REITs	—	2,250	—	2,250
Health Care Technology	—	945	—	945
Hotel & Resort REITs	—	59	—	59
Hotels, Restaurants & Leisure	—	4,766	—	4,766
Household Durables	—	566	—	566
Household Products	—	1,005	—	1,005
Independent Power and Renewable Electricity Producers	—	3,060	—	3,060
Industrial Conglomerates	—	289	—	289
Insurance	—	4,647	—	4,647
Interactive Media & Services	—	853	—	853
IT Services	—	399	—	399
Leisure Products	—	189	—	189
Life Sciences Tools & Services	—	1,399	—	1,399
Machinery	—	786	—	786
Media	—	11,669	—	11,669
Metals & Mining	—	10,073	—	10,073
Multi-Utilities	—	2,888	—	2,888
Office REITs	—	288	—	288
Oil, Gas & Consumable Fuels	—	31,368	—	31,368
Paper & Forest Products	—	1,189	—	1,189
Passenger Airlines	—	2,213	—	2,213
Personal Care Products	—	1,061	—	1,061
Pharmaceuticals	—	3,640	—	3,640
Professional Services	—	185	—	185
Real Estate Management & Development	—	525	—	525
Retail REITs	—	279	—	279
Semiconductors & Semiconductor Equipment	—	6,766	—	6,766
Software	—	3,646	—	3,646
Specialized REITs	—	2,237	—	2,237
Specialty Retail	—	1,522	—	1,522
Technology Hardware, Storage & Peripherals	—	123	—	123
Textiles, Apparel & Luxury Goods	—	246	—	246
Tobacco	—	5,388	—	5,388
Trading Companies & Distributors	—	1,379	—	1,379
Transportation Infrastructure	—	787	—	787
Wireless Telecommunication Services	—	5,701	—	5,701
Total Corporate Bonds	—	383,849	28	383,877
Foreign Government Securities	—	82,597	—	82,597
Loan Assignments	—	5,535	—	5,535
Mortgage-Backed Securities	—	166,793	—	166,793
Preferred Stocks	—	—	175	175

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rights	$—	$—	$53	$53
Supranational	—	2,844	—	2,844
U.S. Treasury Obligations	—	30	—	30
Warrants	—	—	196	196
Short-Term Investments
Investment Companies	68,824	—	—	68,824
Total Investments in Securities	$68,857	$1,009,117	$13,950	$1,091,924
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$997	$—	$997
Futures Contracts	2,097	168	—	2,265
Swaps	—	806	—	806
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,837)	—	(2,837)
Futures Contracts	(1,826)	—	—	(1,826)
Swaps	—	(4,844)	—	(4,844)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$271	$(5,710)	$—	$(5,439)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Collateralized Mortgage Obligations	$3,961	$—	$197	$— (a)	$—	$(383)	$—	$—	$3,775
Commercial Mortgage-Backed Securities	5,985	—	33	—	1,551	(1)	—	—	7,568
Common Stocks	364	—	(70)	—	174	—	—	—	468
Convertible Preferred Stocks	1,798	—	(111)	—	—	—	—	—	1,687
Corporate Bonds	—	—	(6)	— (a)	—	—	34	—	28
Preferred Stocks	267	—	(92)	—	—	—	—	—	175
Rights	53	—	—	—	—	—	—	—	53
Warrants	428	—	(232)	—	—	—	—	—	196
Total	$12,856	$—	$(281)	$— (a)	$1,725	$(384)	$34	$—	$13,950

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(281).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,655	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.69% (11.69%)

Loan Assignments	3,655

	-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	-(b )
	-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	-(b )
Total	$3,655

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $10,295. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$117,344	$556,422	$604,945	$(18)	$21	$68,824	68,783	$3,204	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.